Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets [Abstract]
Inventory	$ 29	$ 28
Prepaid expenses	159	170
Current tax receivables	68	68
Deferred commissions	146	140
Other current assets	67	104
Prepaid expenses and other current assets	$ 469	$ 510